SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gain on Transactions with Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Gain on transaction with bonds	$ 708	$ 9,580	$ 1,569